Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss) income, net of tax	Treasury stock	Non- redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment for the cumulative affect of applying ASU 2015-02 | Consolidation of Variable Interest Entity	$ 602								$ 602
Adjustment for the cumulative affect of applying ASU 2015-02 | Deconsolidation of Variable Interest Entity	(866)								(866)
Adjusted balance	38,210	[1]	$ 1,562	$ 13	$ 24,626	$ 17,683	$ (1,634)	$ (4,809)	769	$ 229
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity				35,879			(1,634)
Beginning Balance at Dec. 31, 2014	38,474	[1]	1,562	13	24,626	17,683	(1,634)	(4,809)	1,033	229
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests										48
Redemption of subsidiary shares from noncontrolling interests										(92)
Other net changes in noncontrolling interests	(99)				(26)				(73)	29
Net income (loss)	3,226					3,158			68	(4)
Other comprehensive income	(966)						(966)		(26)	(10)
Other Comprehensive Income Loss Net Of Tax Including Portion Attributable To Noncontrolling Interest	(992)
Dividends:
Common stock	(762)					(762)
Preferred stock	(105)					(105)
Repurchase of common stock	(2,355)							(2,355)
Common stock issued under:
Employee benefit plans	25				25
Direct stock purchase and dividend reinvestment plan	21				21
Preferred stock issued	990		990
Stock awards and options exercised	616				616
Ending Balance at Dec. 31, 2015	38,775	[1],[2]	2,552	13	25,262	19,974	(2,600)	(7,164)	738	200
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity				35,485			(2,600)
Shares issued to shareholders of noncontrolling interests										55
Redemption of subsidiary shares from noncontrolling interests										(102)
Other net changes in noncontrolling interests	(154)				(24)				(130)	38
Net income (loss)	3,557					3,547			10	(9)
Other comprehensive income	(1,165)						(1,165)			(31)
Other Comprehensive Income Loss Net Of Tax Including Portion Attributable To Noncontrolling Interest	(1,165)
Common stock	(778)					(778)
Preferred stock	(122)					(122)
Repurchase of common stock	(2,398)							(2,398)
Employee benefit plans	27				27
Direct stock purchase and dividend reinvestment plan	21				21
Preferred stock issued	990		990
Stock awards and options exercised	676				676
Ending Balance at Dec. 31, 2016	39,429	[1],[3]	3,542	13	25,962	22,621	(3,765)	(9,562)	618	151
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity	38,811			35,269			(3,765)
Shares issued to shareholders of noncontrolling interests										56
Redemption of subsidiary shares from noncontrolling interests										(70)
Other net changes in noncontrolling interests	(370)				(35)				(335)	36
Net income (loss)	4,123					4,090			33	(9)
Other comprehensive income	1,408						1,408			15
Other Comprehensive Income Loss Net Of Tax Including Portion Attributable To Noncontrolling Interest	1,408
Common stock	(901)					(901)
Preferred stock	(175)					(175)
Repurchase of common stock	(2,686)							(2,686)
Employee benefit plans	28				28
Direct stock purchase and dividend reinvestment plan	26				26
Stock awards and options exercised	685			1	684
Ending Balance at Dec. 31, 2017	41,567	[1]	$ 3,542	14	$ 26,665	$ 25,635	(2,357)	$ (12,248)	$ 316	$ 179
Common stock issued under:
The Bank of New York Mellon Corporation shareholders’ equity	$ 41,251			$ 37,709			$ (2,357)

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,269 million at Dec. 31, 2016 and $37,709 million at Dec. 31, 2017.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,879 million at Dec. 31, 2014 and $35,485 million at Dec. 31, 2015.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,485 million at Dec. 31, 2015 and $35,269 million at Dec. 31, 2016.